Schedule of other supplemental information of lease (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average discount rate	4.74%	4.89%
Weighted average remaining lease term	3 years 7 months 28 days	4 years 6 months 21 days